Vessels, net/ Advances for vessel acquisition/ Vessel held for sale, Vessel Acquisitions and other Capital Expenditures (Details)	Jan. 04, 2022 USD ($) Vessel	Jun. 30, 2022 USD ($) Vessel	Dec. 31, 2021 USD ($)
Property, Plant and Equipment, Net [Abstract]
Number of vessels first priority mortgaged as collateral to loan facilities | Vessel		18
Number of vessels | Vessel		29
Aggregate carrying value | $		$ 397,241,121	$ 393,965,929
M/V Magic Callisto [Member]
Property, Plant and Equipment, Net [Abstract]
Number of vessels acquired | Vessel	1
Purchase price | $	$ 23,550,000
Vessels Mortgaged as Collateral [Member]
Property, Plant and Equipment, Net [Abstract]
Aggregate carrying value | $		$ 258,800,000